Acquisition - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 15, 2018	Dec. 31, 2018
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	6.9233
Business Combination Cash Paid For Acquisition	28.52
Business Combination, Consideration Transferred	$ 6,200,000	$ 6,240,000
Goodwill	$ 682,000	682,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	$ 6,779,000	$ 6,779,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition	6,875,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Provision for Loan Losses	86,000
Business Acquisition, Pro Forma Revenue	220,000
Business Acquisitions Pro Forma Non Recurring Expense	1,100,000
Business Acquisitions Pro Forma Adjustments for Retirement benefits	156,000
Core Deposits [Member]
Finite-lived Intangible Assets Acquired	$ 1,000,000